Summary of significant accounting policies - Loan receivables from Xiaoying Credit Loans and Revolving Loans originated and retained by the Company (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Loans and Leases Receivable Disclosure [Line Items]
Loans receivables from Xiaoying Credit Loans and Revolving Loans	¥ 2,539,408,672	$ 398,488,634	¥ 1,338,582,245
Allowance for credit losses	(55,335,741)	(8,683,385)	(102,555,784)	$ (16,093,240)	¥ (24,709,468)
Loans receivable from Xiaoying Credit Loans and Revolving Loans, net	2,484,072,931	389,805,249	1,236,026,461
Xiaoying Credit Loans
Loans and Leases Receivable Disclosure [Line Items]
Loans receivables from Xiaoying Credit Loans and Revolving Loans	2,537,161,361	398,135,982	1,027,762,930
Allowance for credit losses	(54,725,057)	(8,587,555)	(70,615,780)	(11,081,156)
Loans receivable from Xiaoying Credit Loans and Revolving Loans, net	2,482,436,304	389,548,427	957,147,150
Xiaoying Revolving Loans
Loans and Leases Receivable Disclosure [Line Items]
Loans receivables from Xiaoying Credit Loans and Revolving Loans	2,247,311	352,652	310,819,315
Allowance for credit losses	(610,684)	(95,830)	(31,940,004)	$ (5,012,084)	¥ (24,709,468)
Loans receivable from Xiaoying Credit Loans and Revolving Loans, net	¥ 1,636,627	$ 256,822	¥ 278,879,311